INCOME TAXES - Income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Foreign			$ 7	$ 158	$ 146
Total current income tax expense			7	158	146
Income tax expense	$ 8	$ 26	$ 7	$ 158	$ 146